Post-Employment and Other Long-Term Employees Benefits - Schedule of Accumulated Benefit Obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	$ 762	$ 720
Other Long-Term Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	$ 41	$ 41